Business Segments [Text Block]	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Business Segments [Text Block]
30.	BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

See Note 31 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group’s business segments:

Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses in Japan. This business group integrates the retail businesses of BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, this business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities businesses, in and outside Japan. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. This business group has strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Global Business Group—Covers the businesses of BTMU and MUSHD outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust assets and securities businesses (with the retail banking and trust assets businesses being conducted through MUB and Krungsri), through a global network of nearly 1,200 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs.

Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. This business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Global Markets Business Group—Covers asset and liability management and strategic investments of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2016, the MUFG Group made modifications to internal management accounting rules and practices to clarify the responsibility for profits of each business segment. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business are recorded in both the Corporate Banking Business Group and the Global Business Group. The double-counting of these amounts is eliminated in aggregating the amounts of net revenues, operating expenses and operating profits (losses) of the Retail Banking Business Group, the Corporate Banking Business Group, the Global Business Group and the Trust Assets Business Group, which amounts are shown in the Total of Customer Business column in the tables below. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business were previously recorded only in the Global Business Group. This modification reflected management’s determination that, given the operations of the Corporate Banking Business Group servicing Japanese corporate clients, the Corporate Banking Business Group’s responsibility should be clarified to extend beyond the businesses with Japanese corporate clients in Japan to the businesses with Japanese corporate clients in overseas markets. This modification had the impact of increasing the operating profit of the Corporate Banking Business Group for the fiscal years ended March 31, 2015 and 2016 by ¥53.8 billion and ¥26.0 billion, respectively. In addition, other modifications had the impact of increasing the operating profits of the Global Markets Business Group and Other for the fiscal year ended March 31, 2015 by ¥1.0 billion and ¥2.5 billion, respectively, and reducing the operating profit of the Global Business Group by ¥3.5 billion. Also, other modifications had the impact of increasing the operating profits of the Global Markets Business Group and Other for the fiscal year ended March 31, 2016 by ¥0.8 billion and ¥5.4 billion, respectively, and reducing the operating profit of the Global Business Group by ¥6.2 billion. Prior period business segment information has been restated to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2015, 2016 and 2017.

Effective April 1, 2016, the MUFG Group also made modifications to internal management accounting rules and practices for MUAH and Krungsri to eliminate the presentation of operating profits for MUAH and Krungsri as sub-categories of the Global Business Group. In prior periods, the presentation of the Global Business Group’s operating profit was broken down into the operating profit attributable to each of MUAH, Krungsri and Other than MUAH/Krungsri. However, management no longer considers the breakdown to reflect the responsibility for profits among MUAH, Krungsri and Other than MUAH/Krungsri, particularly in light of the recent changes to the group company structure in the United States to comply with U.S. Enhanced Prudential Standards.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2015, 2016 and 2017, respectively:

	Customer Business					Global Markets Business Group	Other	Total
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)
	(in billions)
Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥1,148.5	¥1,289.8	¥171.5	¥3,710.0	¥664.3	¥(9.8)	¥4,364.5
BTMU and MUTB:	577.5	946.2	478.2	71.0	1,944.7	497.7	39.7	2,482.1
Net interest income	374.9	404.9	233.9	—	958.2	278.2	172.2	1,408.6
Net fees	190.7	393.3	190.6	71.0	811.5	(34.8)	(78.8)	697.9
Other	11.9	148.0	53.7	—	175.0	254.3	(53.7)	375.6
Other than BTMU and MUTB(2)	721.9	202.3	811.6	100.5	1,765.3	166.6	(49.5)	1,882.4
Operating expenses	958.8	599.9	793.7	103.2	2,310.2	206.0	184.9	2,701.1

Operating profit (loss)	¥340.6	¥548.6	¥496.1	¥68.3	¥1,399.8	¥458.3	¥(194.7)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥1,090.1	¥1,273.1	¥172.2	¥3,615.7	¥636.1	¥(5.6)	¥4,246.2
BTMU and MUTB:	534.9	872.3	446.9	74.3	1,825.5	453.6	116.9	2,396.0
Net interest income	355.7	366.7	207.9	—	884.8	248.3	193.4	1,326.5
Net fees	171.8	387.8	187.1	74.3	791.2	(23.9)	(73.6)	693.7
Other	7.4	117.8	51.9	—	149.5	229.2	(2.9)	375.8
Other than BTMU and MUTB(2)	724.3	217.8	826.2	97.9	1,790.2	182.5	(122.5)	1,850.2
Operating expenses	972.6	603.8	815.1	102.0	2,340.6	208.6	146.0	2,695.2

Operating profit (loss)	¥286.6	¥486.3	¥458.0	¥70.2	¥1,275.1	¥427.5	¥(151.6)	¥1,551.0

Fiscal year ended March 31, 2017:
Net revenue:	¥1,198.3	¥1,041.6	¥1,303.7	¥173.1	¥3,539.0	¥582.0	¥(9.1)	¥4,111.9
BTMU and MUTB:	485.9	834.7	444.6	73.0	1,731.3	387.5	71.7	2,190.5
Net interest income	335.3	343.0	213.3	—	844.0	228.0	149.8	1,221.8
Net fees	144.4	402.8	185.1	73.0	775.9	(8.6)	(78.7)	688.6
Other	6.2	88.9	46.2	—	111.4	168.1	0.6	280.1
Other than BTMU and MUTB(2)	712.4	206.9	859.1	100.1	1,807.7	194.5	(80.8)	1,921.4
Operating expenses	973.0	598.4	821.2	112.2	2,348.2	212.9	155.0	2,716.1

Operating profit (loss)	¥225.3	¥443.2	¥482.5	¥60.9	¥1,190.8	¥369.1	¥(164.1)	¥1,395.8

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, and ¥177.7 billion, ¥156.6 billion, and ¥21.1 billion for the fiscal year ended March 31, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2015, 2016 and 2017 above to income before income tax expense shown in the accompanying consolidated statements of income is as follows:

	2015	2016	2017
	(in billions)
Operating profit:	¥1,663	¥1,551	¥1,396
Provision for credit losses	(87)	(232)	(254)
Trading account profits (losses)—net	636	(6)	(880)
Equity investment securities gains—net	90	105	181
Debt investment securities gains (losses)—net	(45)	(19)	48
Foreign exchange gains (losses)—net	(117)	129	(110)
Equity in earnings of equity method investees—net	173	177	198
Impairment of goodwill	(3)	(334)	(7)
Impairment of intangible assets	(1)	(118)	(6)
Provision for off-balance sheet credit instruments	(1)	—	(107)
Other—net	(45)	(90)	(186)

Income before income tax expense	¥2,263	¥1,163	¥273